INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of income tax before income tax domestic and foreign
	December 31, 2024	December 31, 2023
Domestic	$(6,700,828)	$(2,832,980)
Foreign	(9,482,180)	(15,709,674)
	$(16,183,018)	$(18,542,654)

Schedule of provision for income tax
	December 31, 2024	December 31, 2023
Current tax provision
Federal	$-	$-
State	-	-
Foreign	-	-
Total current tax provision	$-	$-

Deferred tax provision
Domestic	$-	$-
State	-	-
Foreign	-	-
Total deferred tax provision	$-	$-

Total current provision	$-	$-

Schedule of reconciliation of income tax
	December 31, 2024	December 31, 2023
US
Loss before income taxes	$(16,183,018)	$(18,542,654)
Taxes under statutory US tax rates	$(3,398,434)	$(3,893,957)
Increase (decrease) in taxes resulting from:
Increase in valuation allowance	$3,904,140	$4,339,572
Foreign tax rate differential	$111,774	$245,518
Permanent differences	$(99,080)	$(448,032)
Prior period adjustments	$4,020	$(151,879)
State taxes	$(522,420)	$(91,222)
Income tax expense	$-	$-

Schedule of significant components of deferred tax assets and liabilities
	December 31, 2024	December 31, 2023
Net operating loss carryforward	$10,977,546	$7,621,277
Capital loss carryforward	801,744	801,744
Section 163(j) carryforward	469,387	563,138
Foreign exchange	129,916	129,916
Allowance for doubtful accounts	4,991,818	4,404,277
Accrued expenses	333,260	261,466
Mark to market adjustment in securities	358,761	358,761
Lease liability	258,682	261,377
Capitalized research & development costs	(8,208)	52,261
Depreciation	(35,734)	(35,734)
Total deferred tax assets	18,277,172	14,418,483

Intangibles	31,932	(15,845)
Inventory	(170)	4,853
Right of use asset	(256,075)	(258,770)
Goodwill	(10,980)	(10,980)
Total deferred tax liabilities	(235,293)	(280,742)
Valuation allowance	(18,041,879)	(14,137,741)
Net deferred tax assets	$-	$-